Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

Note 6 - INVENTORIES

The following is the breakdown of inventories:

	December 31,	December 31,
	2025	2024
Inventories	$674,196	$-

The inventories primarily consist of Antrodia camphorata whole fruiting body powder and TF15 Antrodia camphorata extract powder, which serve as the basic raw materials for various Taiwanofungus products.